Shareholders' Equity (Intrinsic Value of Restricted Share Units) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of RSUs outstanding	$ 2,403	$ 4,438